UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Charter Income Trust

QUARTERLY REPORT

August 31, 2011

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds – 109.8%
Aerospace – 1.1%
BE Aerospace, Inc., 8.5%, 2018		$1,225,000	$1,316,844
Bombardier, Inc., 7.5%, 2018 (n)		885,000	962,438
Bombardier, Inc., 7.75%, 2020 (n)		375,000	409,688
CPI International, Inc., 8%, 2018		840,000	756,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,079,000	480,155
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	780,000	873,967
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$1,285,000	1,207,900

			$6,006,992

Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2021		$209,422	$219,893
Tam Capital 3, Inc., 8.375%, 2021 (n)		282,000	280,590

			$500,483

Apparel Manufacturers – 0.5%
Hanesbrands, Inc., 8%, 2016		$660,000	$706,200
Hanesbrands, Inc., 6.375%, 2020		390,000	385,125
Phillips-Van Heusen Corp., 7.375%, 2020		1,305,000	1,366,988

			$2,458,313

Asset-Backed & Securitized – 7.0%
Anthracite Ltd., “A”, CDO, FRN, 0.575%, 2019 (z)		$1,228,257	$1,047,089
Anthracite Ltd., “BFL”, CDO, FRN, 1.216%, 2037 (z)		3,000,000	2,610,000
Banc of America Commercial Mortgage, Inc., FRN, 5.916%, 2051		1,500,000	1,603,917
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		246,127	243,900
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.82%, 2040 (z)		829,156	459,513
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,318,134
Commercial Mortgage Pass-Through Certificates, FRN, 5.968%, 2046		230,000	218,799
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		1,062,902	1,001,449
Credit Suisse Mortgage Capital Certificate, FRN, 5.902%, 2039		1,400,000	1,449,925
Crest Ltd., CDO, 7%, 2040 (a)		2,181,233	109,062
First Union-Lehman Brothers Bank of America, FRN, 0.564%, 2035 (i)		15,749,906	263,433
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		415,288	426,740
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		1,255,000	1,329,036
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.257%, 2051		185,000	104,268
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.004%, 2049		1,000,000	1,055,765
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.004%, 2049		5,000,000	5,285,830
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.185%, 2051		6,000,000	6,373,560
Merrill Lynch Mortgage Trust, FRN, 6.021%, 2050		1,350,000	1,432,084
Multi Security Asset Trust, “A3”, 5%, 2035 (z)		1,293,637	1,293,637
Spirit Master Funding LLC, 5.05%, 2023 (z)		1,388,601	1,274,361
Structured Asset Securities Corp., FRN, 4.67%, 2035		10,253	10,253
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051		7,250,000	7,694,345
Wachovia Bank Commercial Mortgage Trust, FRN, 5.878%, 2047		1,503,155	715,577

			$37,320,677

Automotive – 1.8%
Accuride Corp., 9.5%, 2018		$1,205,000	$1,214,038
Allison Transmission, Inc., 7.125%, 2019 (n)		850,000	788,375
Automotores Gildemeister S.A., 8.25%, 2021 (n)		137,000	139,055
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (z)		265,000	229,225
Ford Motor Credit Co. LLC, 8%, 2014		485,000	524,478
Ford Motor Credit Co. LLC, 12%, 2015		4,165,000	5,027,388
General Motors Financial Co., Inc., 6.75%, 2018 (n)		665,000	661,675
Jaguar Land Rover PLC, 7.75%, 2018 (n)		165,000	155,100

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Jaguar Land Rover PLC, 8.125%, 2021 (n)	$750,000	$703,125
RCI Banque S.A., 4.6%, 2016 (n)	232,000	240,290

		$9,682,749

Basic Industry – 0.2%
Trimas Corp., 9.75%, 2017	$795,000	$854,625

Broadcasting – 3.4%
Allbritton Communications Co., 8%, 2018	$1,320,000	$1,283,700
AMC Networks, Inc., 7.75%, 2021 (n)	548,000	567,180
Citadel Broadcasting Corp., 7.75%, 2018 (n)	180,000	193,950
Clear Channel Communications, Inc., 9%, 2021	1,068,000	859,740
EH Holding Corp., 7.625%, 2021 (n)	765,000	761,175
Entravision Communications Corp., 8.75%, 2017	240,000	234,000
Gray Television, Inc., 10.5%, 2015	155,000	149,575
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,145,000	1,190,800
Intelsat Bermuda Ltd., 11.25%, 2017	635,000	615,950
Intelsat Jackson Holdings Ltd., 9.5%, 2016	4,100,000	4,253,750
Intelsat Jackson Holdings Ltd., 11.25%, 2016	220,000	229,900
Lamar Media Corp., 6.625%, 2015	470,000	467,650
Lamar Media Corp., “C”, 6.625%, 2015	135,000	133,988
Liberty Media Corp., 8.5%, 2029	630,000	617,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,220,374	1,125,795
Newport Television LLC, 13%, 2017 (n)(p)	62,991	58,877
News America, Inc., 6.2%, 2034	325,000	341,326
News America, Inc., 6.9%, 2039	205,000	232,185
Nexstar Broadcasting Group, Inc., 8.875%, 2017	320,000	328,000
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,425,000	1,517,625
Sinclair Broadcast Group, Inc., 8.375%, 2018	185,000	185,463
SIRIUS XM Radio, Inc., 13%, 2013 (n)	195,000	218,888
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	725,000	786,625
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	765,000	782,213
Univision Communications, Inc., 6.875%, 2019 (n)	730,000	675,250
Univision Communications, Inc., 7.875%, 2020 (n)	535,000	513,600
Univision Communications, Inc., 8.5%, 2021 (z)	190,000	162,450

		$18,487,055

Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 7.875%, 2015	$785,000	$773,225
E*TRADE Financial Corp., 12.5%, 2017	1,320,000	1,518,000

		$2,291,225

Building – 1.8%
Associated Materials LLC, 9.125%, 2017	$150,000	$132,000
Building Materials Holding Corp., 6.875%, 2018 (n)	680,000	666,400
Building Materials Holding Corp., 7%, 2020 (n)	600,000	600,000
Building Materials Holding Corp., 6.75%, 2021 (n)	440,000	421,300
CEMEX Finance LLC, 9.5%, 2016 (n)	1,275,000	1,125,188
CEMEX S.A., 9.25%, 2020	1,695,000	1,381,425
CEMEX S.A.B. de C.V., 9%, 2018 (n)	368,000	303,600
CEMEX S.A.B. de C.V., FRN, 5.245%, 2015 (n)	291,000	226,980
Masonite International Corp., 8.25%, 2021 (n)	445,000	409,400
Nortek, Inc., 10%, 2018 (n)	435,000	415,425
Nortek, Inc., 8.5%, 2021 (n)	1,280,000	1,094,400
Odebrecht Finance Ltd., 6%, 2023 (n)	227,000	225,865
Owens Corning, 9%, 2019	1,880,000	2,210,726

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Building – continued
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (z)		$230,000	$221,375

			$9,434,084

Business Services – 1.0%
Ceridian Corp., 12.25%, 2015 (p)		$295,000	$272,875
iGate Corp., 9%, 2016 (z)		988,000	933,660
Interactive Data Corp., 10.25%, 2018		1,410,000	1,494,600
Iron Mountain, Inc., 8.375%, 2021		530,000	548,550
SunGard Data Systems, Inc., 10.25%, 2015		915,000	933,300
SunGard Data Systems, Inc., 7.375%, 2018		1,065,000	1,014,413

			$5,197,398

Cable TV – 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$272,700
Cablevision Systems Corp., 8.625%, 2017		475,000	503,500
CCH II LLC, 13.5%, 2016		1,350,000	1,559,250
CCO Holdings LLC, 7.875%, 2018		1,365,000	1,419,600
CCO Holdings LLC, 8.125%, 2020		870,000	920,025
Cequel Communications Holdings, 8.625%, 2017 (n)		780,000	811,200
Charter Communications Operating LLC, 10.875%, 2014 (n)		325,000	350,594
CSC Holdings LLC, 8.5%, 2014		845,000	914,713
CSC Holdings LLC, 8.5%, 2015		2,315,000	2,477,050
DIRECTV Holdings LLC, 5.2%, 2020		1,240,000	1,364,446
Insight Communications Co., Inc., 9.375%, 2018 (n)		820,000	936,850
Mediacom LLC, 9.125%, 2019		975,000	984,750
Myriad International Holdings B.V., 6.375%, 2017 (n)		857,000	921,275
ONO Finance ll PLC, 10.875%, 2019 (n)		300,000	267,000
TCI Communications, Inc., 9.8%, 2012		701,000	725,680
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	250,000	325,008
Time Warner Cable, Inc., 5%, 2020		$1,150,000	1,225,425
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,104,000	1,087,440
Videotron LTEE, 6.875%, 2014		1,282,000	1,291,615
Virgin Media Finance PLC, 9.5%, 2016		395,000	435,488
Virgin Media Finance PLC, 8.375%, 2019		475,000	511,813
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	320,000	450,487

			$19,755,909

Chemicals – 2.9%
Ashland, Inc., 9.125%, 2017		$545,000	$610,400
Celanese U.S. Holdings LLC, 6.625%, 2018		1,335,000	1,415,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,030,000	963,050
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		270,000	235,575
Huntsman International LLC, 8.625%, 2021		1,400,000	1,461,250
Lyondell Chemical Co., 8%, 2017 (n)		416,000	460,720
Lyondell Chemical Co., 11%, 2018		3,233,207	3,609,067
Momentive Performance Materials, Inc., 12.5%, 2014		1,706,000	1,804,095
Momentive Performance Materials, Inc., 11.5%, 2016		978,000	968,220
Mosaic Co., 7.625%, 2016 (n)		1,525,000	1,599,344
Polypore International, Inc., 7.5%, 2017		920,000	910,800
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		414,000	436,639
Solutia, Inc., 7.875%, 2020		805,000	857,325

			$15,331,585

Computer Software – 0.3%
Lawson Software, Inc., 11.5%, 2018 (z)		$1,060,000	$969,900

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Syniverse Holdings, Inc., 9.125%, 2019 (n)	$760,000	$760,000

		$1,729,900

Computer Software - Systems – 0.7%
Audatex North America, Inc., 6.75%, 2018 (z)	$95,000	$93,338
CDW LLC, 8.5%, 2019 (z)	455,000	422,013
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,380,000	1,455,900
Eagle Parent, Inc., 8.625%, 2019 (n)	300,000	276,000
International Business Machines Corp., 8%, 2038	1,000,000	1,479,677

		$3,726,928

Conglomerates – 1.2%
Actuant Corp., 6.875%, 2017	$1,005,000	$1,015,050
Amsted Industries, Inc., 8.125%, 2018 (n)	1,125,000	1,164,375
Dynacast International LLC, 9.25%, 2019 (z)	890,000	847,725
Griffon Corp., 7.125%, 2018	1,145,000	1,082,025
Kennametal, Inc., 7.2%, 2012	684,000	713,607
Pinafore LLC, 9%, 2018 (n)	1,472,000	1,560,320

		$6,383,102

Consumer Products – 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016	$560,000	$596,400
Elizabeth Arden, Inc., 7.375%, 2021	470,000	466,475
Jarden Corp., 7.5%, 2020	755,000	777,650
Libbey Glass, Inc., 10%, 2015	666,000	712,620
Visant Corp., 10%, 2017	1,310,000	1,277,250

		$3,830,395

Consumer Services – 0.9%
Realogy Corp., 11.5%, 2017	$765,000	$608,175
Service Corp. International, 6.75%, 2015	265,000	278,250
Service Corp. International, 7%, 2017	4,030,000	4,211,350

		$5,097,775

Containers – 1.2%
Exopack Holding Corp., 10%, 2018 (z)	$550,000	$541,750
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	350,000	355,250
Greif, Inc., 6.75%, 2017	855,000	869,963
Greif, Inc., 7.75%, 2019	1,000,000	1,062,500
Owens-Illinois, Inc., 7.375%, 2016	1,175,000	1,227,875
Packaging Dynamics Corp., 8.75%, 2016 (z)	255,000	255,638
Reynolds Group, 8.75%, 2016 (n)	495,000	506,138
Reynolds Group, 7.125%, 2019 (n)	1,455,000	1,378,613

		$6,197,727

Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$495,277
Ducommun, Inc., 9.75%, 2018 (n)	644,000	647,220
ManTech International Corp., 7.25%, 2018	655,000	656,638
MOOG, Inc., 7.25%, 2018	335,000	345,888

		$2,145,023

Electrical Equipment – 0.0%
Avaya, Inc., 9.75%, 2015	$210,000	$178,500
CommScope, Inc., 8.25%, 2019 (z)	65,000	64,350

		$242,850

Electronics – 0.5%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$880,000	$926,200

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Freescale Semiconductor, Inc., 8.05%, 2020	$725,000	$692,375
NXP B.V., 9.75%, 2018 (n)	103,000	108,408
Sensata Technologies B.V., 6.5%, 2019 (n)	935,000	899,938

		$2,626,921

Emerging Market Quasi-Sovereign – 4.6%
Banco del Estado de Chile, 4.125%, 2020 (n)	$234,000	$235,848
Banco do Brasil S.A., 5.875%, 2022 (n)	3,007,000	3,014,518
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	146,970
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	897,000	908,767
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	205,000	220,954
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,512,000	1,557,360
Ecopetrol S.A., 7.625%, 2019	594,000	723,195
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	206,000	215,706
Franshion Development Ltd., 6.75%, 2021 (n)	230,000	208,150
Gaz Capital S.A., 9.25%, 2019	583,000	743,325
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,051,000	2,486,838
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	883,265
Majapahit Holding B.V., 7.25%, 2017 (n)	591,000	681,128
Majapahit Holding B.V., 8%, 2019 (n)	380,000	458,850
Novatek Finance Ltd., 5.326%, 2016 (n)	336,000	344,400
Novatek Finance Ltd., 6.604%, 2021 (n)	257,000	269,208
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	1,116,000	1,097,698
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	714,536
Pertamina PT, 5.25%, 2021 (n)	256,000	266,240
Pertamina PT, 6.5%, 2041 (n)	225,000	238,500
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,654,976
Petrobras International Finance Co., 6.75%, 2041	481,000	543,530
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	572,375
Petroleos Mexicanos, 8%, 2019	1,101,000	1,388,912
Petroleos Mexicanos, 6%, 2020	167,000	189,378
Petroleos Mexicanos, 5.5%, 2021 (n)	176,000	191,576
Petroleos Mexicanos, 6.5%, 2041 (n)	182,000	196,047
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	896,400	981,558
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	721,000	865,200
SCF Capital Ltd., 5.375%, 2017 (n)	726,000	713,295
Transnet Ltd., 4.5%, 2016 (n)	203,000	211,979
VEB Finance Ltd., 6.902%, 2020 (n)	1,140,000	1,232,568
VTB Capital S.A., 6.465%, 2015 (n)	329,000	343,805

		$24,500,655

Emerging Market Sovereign – 2.7%
Dominican Republic, 7.5%, 2021 (n)	$445,000	$455,235
Government of Ukraine, 6.875%, 2015	500,000	511,000
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	753,060
Republic of Colombia, 7.375%, 2019	465,000	591,713
Republic of Colombia, 4.375%, 2021	200,000	211,000
Republic of Colombia, 8.125%, 2024	664,000	916,320
Republic of Croatia, 6.375%, 2021 (n)	333,000	326,340
Republic of Indonesia, 6.875%, 2018	204,000	242,760
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	2,138,058
Republic of Indonesia, 4.875%, 2021 (n)	348,000	370,185
Republic of Indonesia, 7.75%, 2038 (n)	593,000	791,655
Republic of Panama, 9.375%, 2029	1,062,000	1,635,480
Republic of Peru, 7.35%, 2025	355,000	463,275

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Philippines, 5.5%, 2026	$421,000	$458,890
Republic of Philippines, 6.375%, 2034	1,377,000	1,628,303
Republic of Poland, 5.125%, 2021	253,000	263,120
Republic of South Africa, 5.5%, 2020	751,000	855,765
Republic of South Africa, 6.25%, 2041	873,000	1,025,775
Republic of Sri Lanka, 6.25%, 2020 (n)	144,000	146,520
Republic of Sri Lanka, 6.25%, 2021 (n)	208,000	207,519
Republic of Turkey, 5.625%, 2021	362,000	386,797
United Mexican States, 5.95%, 2019	134,000	158,455
United Mexican States, 5.75%, 2110	206,000	204,558

		$14,741,783

Energy - Independent – 5.0%
Anadarko Petroleum Corp., 6.45%, 2036	$160,000	$170,494
Anadarko Petroleum Corp., 6.2%, 2040	580,000	597,917
ATP Oil & Gas Corp., 11.875%, 2015	790,000	689,275
Bill Barrett Corp., 9.875%, 2016	625,000	685,938
Carrizo Oil & Gas, Inc., 8.625%, 2018	835,000	851,700
Chaparral Energy, Inc., 8.875%, 2017	835,000	835,000
Concho Resources, Inc., 8.625%, 2017	420,000	449,400
Concho Resources, Inc., 6.5%, 2022	875,000	879,375
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	745,000	603,450
Continental Resources, Inc., 8.25%, 2019	635,000	682,625
Denbury Resources, Inc., 8.25%, 2020	655,000	690,206
Energy XXI Gulf Coast, Inc., 9.25%, 2017	530,000	543,250
EXCO Resources, Inc., 7.5%, 2018	1,060,000	996,400
Harvest Operations Corp., 6.875%, 2017 (n)	1,145,000	1,156,450
LINN Energy LLC, 6.5%, 2019 (n)	440,000	420,200
LINN Energy LLC, 8.625%, 2020	470,000	502,900
LINN Energy LLC, 7.75%, 2021 (n)	648,000	660,960
Newfield Exploration Co., 6.625%, 2014	650,000	654,875
Newfield Exploration Co., 6.625%, 2016	560,000	574,000
Newfield Exploration Co., 6.875%, 2020	475,000	491,625
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	2,224,000	2,229,560
OPTI Canada, Inc., 9.75%, 2013 (n)	215,000	217,688
OPTI Canada, Inc., 8.25%, 2014 (d)	1,925,000	1,217,563
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,272,724
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,137,190
Plains Exploration & Production Co., 7%, 2017	1,145,000	1,156,450
QEP Resources, Inc., 6.875%, 2021	1,690,000	1,774,500
Quicksilver Resources, Inc., 9.125%, 2019	695,000	712,375
Range Resources Corp., 8%, 2019	1,045,000	1,136,438
SandRidge Energy, Inc., 8%, 2018 (n)	1,720,000	1,702,800
Talisman Energy, Inc., 7.75%, 2019	280,000	352,009
W&T Offshore, Inc., 8.5%, 2019 (n)	200,000	200,000
Whiting Petroleum Corp., 6.5%, 2018	820,000	820,000

		$27,065,337

Energy - Integrated – 0.7%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,244,000	$1,408,830
CCL Finance Ltd., 9.5%, 2014	457,000	517,553
Hess Corp., 8.125%, 2019	100,000	130,449
Husky Energy, Inc., 5.9%, 2014	306,000	340,101
Husky Energy, Inc., 7.25%, 2019	324,000	395,745

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – continued
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		$1,005,000	$1,122,585

			$3,915,263

Engineering - Construction – 0.0%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)		$100,000	$93,000

Entertainment – 0.8%
AMC Entertainment, Inc., 8.75%, 2019		$1,585,000	$1,596,888
AMC Entertainment, Inc., 9.75%, 2020		720,000	694,800
Cinemark USA, Inc., 8.625%, 2019		1,460,000	1,533,000
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		370,000	373,700

			$4,198,388

Financial Institutions – 3.2%
CIT Group, Inc., 5.25%, 2014 (n)		$970,000	$938,475
CIT Group, Inc., 7%, 2016		1,245,000	1,238,775
CIT Group, Inc., 7%, 2017		4,795,000	4,735,063
CIT Group, Inc., 6.625%, 2018 (n)		1,205,000	1,205,000
Credit Acceptance Corp., 9.125%, 2017		500,000	506,250
Credit Acceptance Corp., 9.125%, 2017 (z)		145,000	146,450
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		389,000	385,110
GMAC, Inc., 6.875%, 2011		293,000	293,000
International Lease Finance Corp., 8.75%, 2017		1,035,000	1,063,463
International Lease Finance Corp., 7.125%, 2018 (n)		1,075,000	1,085,750
International Lease Finance Corp., 8.25%, 2020		885,000	900,488
Nationstar Mortgage LLC, 10.875%, 2015 (n)		1,505,000	1,505,000
SLM Corp., 8.45%, 2018		890,000	942,321
SLM Corp., 8%, 2020		1,515,000	1,556,709
Springleaf Finance Corp., 6.9%, 2017		1,000,000	845,000

			$17,346,854

Food & Beverages – 1.6%
Anheuser Busch InBev S.A., 6.875%, 2019		$1,300,000	$1,664,472
ARAMARK Corp., 8.5%, 2015		1,154,000	1,191,505
B&G Foods, Inc., 7.625%, 2018		730,000	766,500
Constellation Brands, Inc., 7.25%, 2016		1,020,000	1,085,025
Pinnacle Foods Finance LLC, 9.25%, 2015		990,000	1,007,325
Pinnacle Foods Finance LLC, 10.625%, 2017		205,000	212,175
Pinnacle Foods Finance LLC, 8.25%, 2017		190,000	192,850
Sigma Alimentos S.A., 5.625%, 2018 (n)		234,000	238,680
TreeHouse Foods, Inc., 7.75%, 2018		1,045,000	1,093,331
Tyson Foods, Inc., 6.85%, 2016		912,000	988,380

			$8,440,243

Forest & Paper Products – 2.0%
Boise, Inc., 8%, 2020		$820,000	$838,450
Cascades, Inc., 7.75%, 2017		1,535,000	1,488,950
Fibria Overseas Finance, 6.75%, 2021 (n)		278,000	278,000
Georgia-Pacific Corp., 7.125%, 2017 (n)		3,585,000	3,796,859
Georgia-Pacific Corp., 8%, 2024		260,000	306,899
Georgia-Pacific Corp., 7.25%, 2028		205,000	225,543
Graphic Packaging Holding Co., 7.875%, 2018		510,000	535,500
Inversiones CMPC S.A., 4.75%, 2018 (n)		699,000	714,258
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		120,000	92,400
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	768,241
Tembec Industries, Inc., 11.25%, 2018		$220,000	216,700
Votorantim Participacoes S.A., 6.75%, 2021 (n)		650,000	680,063

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Forest & Paper Products – continued
Xerium Technologies, Inc., 8.875%, 2018 (z)	$595,000	$559,300

		$10,501,163

Gaming & Lodging – 3.0%
American Casinos, Inc., 7.5%, 2021 (n)	$620,000	$618,450
Boyd Gaming Corp., 7.125%, 2016	200,000	167,000
Firekeepers Development Authority, 13.875%, 2015 (n)	460,000	524,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	460,000	235
GWR Operating Partnership LLP, 10.875%, 2017	680,000	708,900
Harrah’s Operating Co., Inc., 11.25%, 2017	1,130,000	1,217,575
Harrah’s Operating Co., Inc., 10%, 2018	735,000	562,275
Harrah’s Operating Co., Inc., 10%, 2018	719,000	564,415
Host Hotels & Resorts, Inc., 6.75%, 2016	930,000	950,925
Host Hotels & Resorts, Inc., 9%, 2017	425,000	465,375
MGM Mirage, 10.375%, 2014	30,000	32,925
MGM Resorts International, 11.375%, 2018	2,620,000	2,836,150
MGM Resorts International, 9%, 2020	655,000	699,213
Penn National Gaming, Inc., 8.75%, 2019	1,640,000	1,742,500
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)	385,000	381,150
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	1,485,000	1,611,225
Station Casinos, Inc., 6.5%, 2014 (d)	25,000	3
Station Casinos, Inc., 6.875%, 2016 (d)	980,000	98
Wyndham Worldwide Corp., 6%, 2016	985,000	1,041,262
Wyndham Worldwide Corp., 7.375%, 2020	790,000	876,927
Wynn Las Vegas LLC, 7.75%, 2020	1,095,000	1,196,288

		$16,197,291

Industrial – 0.5%
Altra Holdings, Inc., 8.125%, 2016	$350,000	$361,813
Dematic S.A., 8.75%, 2016 (z)	690,000	658,950
Hillman Group, Inc., 10.875%, 2018 (z)	90,000	90,900
Hillman Group, Inc., 10.875%, 2018	495,000	499,950
Hyva Global B.V., 8.625%, 2016 (n)	379,000	354,365
Mueller Water Products, Inc., 7.375%, 2017	226,000	198,880
Mueller Water Products, Inc., 8.75%, 2020	573,000	587,325

		$2,752,183

Insurance – 1.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,660,000	$2,234,400
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,100,000	1,298,000
Metropolitan Life Global Funding, 5.125%, 2014 (n)	860,000	938,186
Unum Group, 7.125%, 2016	1,171,000	1,369,266

		$5,839,852

Insurance - Property & Casualty – 1.8%
Allstate Corp., 7.45%, 2019	$850,000	$1,034,329
AXIS Capital Holdings Ltd., 5.75%, 2014	1,013,000	1,104,266
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	1,635,000	2,011,050
USI Holdings Corp., 9.75%, 2015 (z)	615,000	581,175
USI Holdings Corp., FRN, 4.161%, 2014 (n)	2,005,000	1,794,475
XL Group PLC, 6.5% to 2017, FRN to 2049	1,750,000	1,544,375
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,190,000	1,166,200
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	627,000	598,785

		$9,834,655

International Market Quasi-Sovereign – 1.6%
Bank of Ireland, 2.75%, 2012 (n)	$1,480,000	$1,394,906

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Canada Housing Trust, 4.6%, 2011 (n)	CAD	392,000	$400,710
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	1,893,076
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,495,406
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		1,500,000	1,220,480
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,194,483
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,066,549

			$8,665,610

International Market Sovereign – 11.4%
Commonwealth of Australia, 5.75%, 2021	AUD	384,000	$454,443
Federal Republic of Germany, 3.75%, 2015	EUR	3,425,000	5,368,032
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,774,435
Government of Canada, 4.5%, 2015	CAD	747,000	848,596
Government of Canada, 4.25%, 2018	CAD	447,000	521,127
Government of Canada, 5.75%, 2033	CAD	136,000	198,591
Government of Japan, 1.3%, 2014	JPY	225,600,000	3,048,744
Government of Japan, 1.7%, 2017	JPY	644,600,000	9,010,131
Government of Japan, 2.2%, 2027	JPY	619,000,000	8,710,050
Kingdom of Belgium, 5.5%, 2017	EUR	1,114,000	1,774,130
Kingdom of Spain, 4.6%, 2019	EUR	1,664,000	2,354,322
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	460,434
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	853,086
Republic of Austria, 4.65%, 2018	EUR	1,345,000	2,193,583
Republic of Finland, 3.875%, 2017	EUR	921,000	1,456,377
Republic of France, 4.75%, 2035	EUR	1,370,000	2,292,924
Republic of Iceland, 4.875%, 2016 (n)		$2,121,000	2,093,438
Republic of Italy, 4.75%, 2013	EUR	5,130,000	7,503,370
Republic of Italy, 5.25%, 2017	EUR	3,255,000	4,870,277
United Kingdom Treasury, 8%, 2015	GBP	755,000	1,568,010
United Kingdom Treasury, 8%, 2021	GBP	953,000	2,283,039
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,288,870

			$60,926,009

Machinery & Tools – 0.7%
Case Corp., 7.25%, 2016		$710,000	$756,150
Case New Holland, Inc., 7.875%, 2017		2,235,000	2,419,388
RSC Equipment Rental, Inc., 8.25%, 2021		690,000	643,425

			$3,818,963

Major Banks – 2.1%
Bank of America Corp., 7.375%, 2014		$1,000,000	$1,094,437
Bank of America Corp., 7.625%, 2019		370,000	417,960
Bank of America Corp., 8% to 2018, FRN to 2049		734,000	693,997
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		1,667,000	1,367,774
Credit Suisse New York, 5.5%, 2014		1,000,000	1,078,215
HSBC USA, Inc., 4.875%, 2020		460,000	446,819
JPMorgan Chase & Co., 6.3%, 2019		1,000,000	1,155,600
Morgan Stanley, 5.75%, 2016		397,000	416,973
Morgan Stanley, 6.625%, 2018		391,000	418,960
Morgan Stanley, 7.3%, 2019		830,000	926,938
Morgan Stanley, 5.625%, 2019		1,500,000	1,524,681
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		1,100,000	825,000
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		350,000	269,500
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		498,000	405,756

			$11,042,610

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 3.6%
Biomet, Inc., 10%, 2017	$545,000	$570,888
Biomet, Inc., 10.375%, 2017 (p)	320,000	337,600
Biomet, Inc., 11.625%, 2017	2,440,000	2,610,800
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	300,000	279,750
Davita, Inc., 6.375%, 2018	1,930,000	1,896,225
Davita, Inc., 6.625%, 2020	465,000	455,700
Examworks Group, Inc., 9%, 2019 (z)	420,000	395,850
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	741,475
HCA, Inc., 8.5%, 2019	2,085,000	2,272,650
HealthSouth Corp., 8.125%, 2020	1,550,000	1,571,313
Hospira, Inc., 6.05%, 2017	655,000	765,088
McKesson Corp., 7.5%, 2019	110,000	141,511
Owens & Minor, Inc., 6.35%, 2016	970,000	1,044,133
Teleflex, Inc., 6.875%, 2019	595,000	590,538
United Surgical Partners International, Inc., 8.875%, 2017	365,000	375,950
United Surgical Partners International, Inc., 9.25%, 2017 (p)	385,000	396,550
Universal Health Services, Inc., 7%, 2018	255,000	252,450
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,795,000	1,781,538
Vanguard Health Systems, Inc., 0%, 2016	5,000	3,200
Vanguard Health Systems, Inc., 8%, 2018	1,370,000	1,304,925
VWR Funding, Inc., 10.25%, 2015 (p)	1,204,125	1,216,166
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	515,000	500,838

		$19,505,138

Metals & Mining – 3.1%
ArcelorMittal, 6.5%, 2014	$1,300,000	$1,397,497
ArcelorMittal, 9.85%, 2019	1,710,000	2,092,209
Arch Coal, Inc., 7%, 2019 (n)	640,000	630,400
Arch Coal, Inc., 7.25%, 2020	470,000	462,950
Arch Western Finance LLC, 6.75%, 2013	637,000	635,408
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	249,000	273,900
Cloud Peak Energy, Inc., 8.25%, 2017	1,995,000	2,054,850
Cloud Peak Energy, Inc., 8.5%, 2019	760,000	777,100
Consol Energy, Inc., 8%, 2017	1,425,000	1,515,844
Consol Energy, Inc., 8.25%, 2020	480,000	516,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,045,000	1,127,294
Gold Fields Ltd., 4.875%, 2020 (n)	1,410,000	1,344,888
Novelis, Inc., 8.375%, 2017	470,000	485,275
Novelis, Inc., 8.75%, 2020	270,000	284,175
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,163,625
Southern Copper Corp., 6.75%, 2040	553,000	584,003
Teck Resources Ltd., 9.75%, 2014	167,000	201,644
Vale Overseas Ltd., 5.625%, 2019	160,000	175,852
Vale Overseas Ltd., 4.625%, 2020	490,000	500,699
Vale Overseas Ltd., 6.875%, 2039	341,000	390,343

		$16,613,956

Mortgage-Backed – 4.6%
Fannie Mae, 4.1%, 2013	$485,891	$505,717
Fannie Mae, 4.19%, 2013	402,345	421,366
Fannie Mae, 4.845%, 2013	136,198	142,985
Fannie Mae, 4.562%, 2014	254,933	272,770
Fannie Mae, 4.6%, 2014	414,960	442,337
Fannie Mae, 4.609%, 2014	474,047	506,780
Fannie Mae, 4.77%, 2014	322,643	347,592

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.56%, 2015	174,499	$189,452
Fannie Mae, 4.665%, 2015	141,555	154,055
Fannie Mae, 4.7%, 2015	135,138	147,189
Fannie Mae, 4.74%, 2015	335,308	366,508
Fannie Mae, 4.78%, 2015	390,413	428,832
Fannie Mae, 4.815%, 2015	354,174	388,273
Fannie Mae, 4.87%, 2015	285,942	313,320
Fannie Mae, 4.89%, 2015	95,482	104,352
Fannie Mae, 4.893%, 2015	594,596	657,508
Fannie Mae, 6%, 2016 - 2037	2,706,076	2,996,232
Fannie Mae, 5.5%, 2019 - 2035	5,741,190	6,308,842
Fannie Mae, 4.88%, 2020	241,792	265,633
Fannie Mae, 4%, 2025	2,380,411	2,542,970
Fannie Mae, 6.5%, 2032 - 2033	639,127	728,555
Fannie Mae, 5%, 2035	1,965,854	2,126,399
Freddie Mac, 6%, 2034	347,893	389,831
Ginnie Mae, 5.5%, 2039	1,787,260	1,999,054
Ginnie Mae, 4.5%, 2041	1,936,744	2,099,801

		$24,846,353

Natural Gas - Pipeline – 1.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$185,000	$190,550
Crosstex Energy, Inc., 8.875%, 2018	1,205,000	1,247,175
El Paso Corp., 7%, 2017	1,395,000	1,550,286
El Paso Corp., 7.75%, 2032	751,000	840,258
Energy Transfer Equity LP, 7.5%, 2020	1,780,000	1,824,500
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,426,000	1,491,953
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	258,560
Spectra Energy Capital LLC, 8%, 2019	810,000	1,023,230

		$8,426,512

Network & Telecom – 2.1%
AT&T, Inc., 6.55%, 2039	$170,000	$196,647
AT&T, Inc., 5.35%, 2040	1,108,000	1,128,887
Cincinnati Bell, Inc., 8.25%, 2017	1,020,000	1,017,450
Cincinnati Bell, Inc., 8.75%, 2018	1,040,000	975,000
Citizens Communications Co., 9%, 2031	840,000	799,680
Frontier Communications Corp., 8.25%, 2017	375,000	390,000
Frontier Communications Corp., 8.125%, 2018	1,835,000	1,896,931
Frontier Communications Corp., 8.5%, 2020	265,000	277,588
Nortel Networks Corp., 10.75%, 2016 (d)	175,000	196,000
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,075,000	1,128,750
Telefonica Emisiones S.A.U., 2.582%, 2013	995,000	981,392
Windstream Corp., 8.125%, 2018	380,000	394,250
Windstream Corp., 7.75%, 2020	1,375,000	1,402,500
Windstream Corp., 7.75%, 2021	415,000	421,225

		$11,206,300

Oil Services – 0.9%
Afren PLC, 11.5%, 2016 (n)	$200,000	$209,000
Edgen Murray Corp., 12.25%, 2015	595,000	566,738
Expro Finance Luxembourg, 8.5%, 2016 (n)	735,000	701,925
McJunkin Red Man Holding Corp., 9.5%, 2016	995,000	999,975
Pioneer Drilling Co., 9.875%, 2018	975,000	1,018,875
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	1,401,000	1,391,193

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Oil Services – continued
Unit Corp., 6.625%, 2021		$215,000	$210,700

			$5,098,406

Oils – 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)		$1,332,000	$1,362,729
Petroplus Holdings AG, 9.375%, 2019 (n)		795,000	715,500

			$2,078,229

Other Banks & Diversified Financials – 2.1%
Alfa Bank, 7.75%, 2021 (n)		$1,386,000	$1,349,687
Banco PanAmericano S.A., 8.5%, 2020 (n)		416,000	456,040
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,400,000	1,248,891
Banco Votorantim S.A., 5.25%, 2016 (n)		329,000	335,416
Bancolombia S.A., 5.95%, 2021 (n)		819,000	843,570
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		900,000	900,000
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012 (z)		187,500	186,920
Capital One Financial Corp., 8.8%, 2019		320,000	395,137
Capital One Financial Corp., 10.25%, 2039		1,000,000	1,038,100
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		1,974,000	2,071,397
LBG Capital No.1 PLC, 7.875%, 2020 (n)		910,000	710,255
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,485,000	1,499,850

			$11,035,263

Pharmaceuticals – 0.4%
Capsugel FinanceCo. SCA, 9.875%, 2019 (z)	EUR	480,000	$661,940
Hypermarcas S.A., 6.5%, 2021 (n)		$230,000	223,330
Roche Holdings, Inc., 6%, 2019 (n)		1,000,000	1,205,765

			$2,091,035

Pollution Control – 0.3%
Allied Waste North America, Inc., 6.875%, 2017		$870,000	$937,425
WCA Waste Corp., 7.5%, 2019 (n)		605,000	605,000

			$1,542,425

Precious Metals & Minerals – 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)		$300,000	$321,750

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)		$11,911	$11,167
McClatchy Co., 11.5%, 2017		215,000	207,475
Nielsen Finance LLC, 11.5%, 2016		354,000	402,675
Nielsen Finance LLC, 7.75%, 2018		645,000	665,963

			$1,287,280

Railroad & Shipping – 0.4%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$360,000	$359,100
Kansas City Southern Railway, 8%, 2015		1,895,000	2,013,438

			$2,372,538

Real Estate – 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017		$400,000	$454,000
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		320,000	276,800
Country Garden Holding Co., 11.125%, 2018 (n)		200,000	199,500
Entertainment Properties Trust, REIT, 7.75%, 2020		665,000	749,788
HRPT Properties Trust, REIT, 6.25%, 2016		1,053,000	1,150,705
Kennedy Wilson, Inc., 8.75%, 2019 (n)		475,000	454,219
Longfor Properties Co. Ltd., 9.5%, 2016 (n)		293,000	290,070
MPT Operating Partnership, 6.875%, 2021 (n)		545,000	519,113
Simon Property Group, Inc., REIT, 5.875%, 2017		756,000	862,193

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
Simon Property Group, Inc., REIT, 10.35%, 2019	$660,000	$909,431

		$5,865,819

Retailers – 1.6%
Academy Ltd., 9.25%, 2019 (z)	$105,000	$100,275
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	650,000	606,125
Home Depot, Inc., 5.875%, 2036	509,000	555,233
J. Crew Group, Inc., 8.125%, 2019	280,000	249,900
Limited Brands, Inc., 6.9%, 2017	480,000	501,600
Limited Brands, Inc., 6.95%, 2033	670,000	606,350
Neiman Marcus Group, Inc., 10.375%, 2015	1,015,000	1,034,031
QVC, Inc., 7.375%, 2020 (n)	485,000	521,375
Sally Beauty Holdings, Inc., 10.5%, 2016	1,270,000	1,343,025
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,725,000	1,759,500
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,123,200
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	285,000	259,350

		$8,659,964

Specialty Stores – 0.4%
GSC Holdings Corp., 8%, 2012	$65,000	$65,163
Michaels Stores, Inc., 11.375%, 2016	635,000	658,813
Michaels Stores, Inc., 7.75%, 2018	1,660,000	1,570,775

		$2,294,751

Steel – 0.2%
JSC Severstal, 6.25%, 2016 (n)	$1,070,000	$1,056,137

Supermarkets – 0.2%
Delhaize Group, 5.7%, 2040	$834,000	$821,963

Supranational – 0.7%
Central American Bank, 4.875%, 2012 (n)	$570,000	$575,701
European Investment Bank, 5.125%, 2017	2,593,000	3,094,424

		$3,670,125

Telecommunications - Wireless – 3.8%
America Movil S.A.B. de C.V., 2.375%, 2016	$510,000	$505,859
America Movil S.A.B. de C.V., 6.125%, 2040	323,000	360,288
Cingular Wireless LLC, 6.5%, 2011	1,020,000	1,035,612
Clearwire Corp., 12%, 2015 (n)	1,960,000	1,852,200
Cricket Communications, Inc., 7.75%, 2016	560,000	567,000
Cricket Communications, Inc., 7.75%, 2020	745,000	663,050
Crown Castle International Corp., 9%, 2015	1,475,000	1,589,313
Crown Castle International Corp., 7.75%, 2017 (n)	430,000	460,100
Crown Castle International Corp., 7.125%, 2019	1,005,000	1,030,125
Digicel Group Ltd., 12%, 2014 (n)	100,000	112,000
Digicel Group Ltd., 8.25%, 2017 (n)	821,000	821,000
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	371,000
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	165,000	171,600
MetroPCS Wireless, Inc., 7.875%, 2018	900,000	912,375
MetroPCS Wireless, Inc., 6.625%, 2020	160,000	149,600
Net Servicos de Comunicacao S.A., 7.5%, 2020	758,000	881,175
NII Holdings, Inc., 10%, 2016	1,615,000	1,816,875
NII Holdings, Inc., 8.875%, 2019	710,000	750,825
NII Holdings, Inc., 7.625%, 2021	15,000	15,300
SBA Communications Corp., 8%, 2016	260,000	273,650
SBA Communications Corp., 8.25%, 2019	445,000	470,588

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Capital Corp., 6.875%, 2028	$1,315,000	$1,176,925
Sprint Nextel Corp., 8.375%, 2017	315,000	329,963
VimpelCom Ltd., 7.748%, 2021 (n)	336,000	330,120
VimpelCom Ltd., 7.504%, 2022 (n)	1,360,000	1,296,760
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,555,000	1,613,313
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,170,000	1,096,875

		$20,653,491

Telephone Services – 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$445,000	$464,469
Level 3 Financing, Inc., 9.375%, 2019 (z)	105,000	102,900

		$567,369

Tobacco – 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,225,215

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (z)	$313,000	$273,875

Transportation - Services – 1.7%
ACL I Corp., 10.625%, 2016 (p)(z)	$792,656	$656,608
Aguila American Resources Ltd., 7.875%, 2018 (n)	780,000	733,200
American Petroleum Tankers LLC, 10.25%, 2015	766,000	763,128
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	82,479	78,355
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	347,831	330,439
Commercial Barge Line Co., 12.5%, 2017	1,525,000	1,656,531
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,185,031
Hertz Corp., 7.5%, 2018 (n)	665,000	651,700
Hertz Corp., 7.375%, 2021 (n)	330,000	315,150
Navios Maritime Acquisition Corp., 8.625%, 2017	715,000	596,131
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	545,000	454,394
Navios Maritime Holdings, Inc., 8.875%, 2017	480,000	444,000
Swift Services Holdings, Inc., 10%, 2018	820,000	828,200
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	394,050

		$9,086,917

U.S. Government Agencies and Equivalents – 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,735,281

U.S. Treasury Obligations – 2.9%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,488,219
U.S. Treasury Bonds, 5.375%, 2031	286,200	377,471
U.S. Treasury Bonds, 4.5%, 2036	95,000	111,684
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,631,966
U.S. Treasury Notes, 3.125%, 2019	8,087,000	8,931,081

		$15,540,421

Utilities - Electric Power – 3.7%
AES Corp., 8%, 2017	$1,965,000	$2,063,250
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	386,232
Bruce Mansfield Unit, 6.85%, 2034	1,512,731	1,738,987
Calpine Corp., 8%, 2016 (n)	1,800,000	1,903,500
Calpine Corp., 7.875%, 2020 (n)	560,000	574,000
CenterPoint Energy, Inc., 6.5%, 2018	400,000	475,349
Covanta Holding Corp., 7.25%, 2020	665,000	677,227
Dynegy Holdings, Inc., 7.5%, 2015	200,000	134,000
Dynegy Holdings, Inc., 7.75%, 2019	2,045,000	1,247,450
Edison Mission Energy, 7%, 2017	1,275,000	892,500

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
EDP Finance B.V., 6%, 2018 (n)	$1,468,000	$1,230,997
Energy Future Holdings Corp., 10%, 2020	1,125,000	1,129,355
Energy Future Holdings Corp., 10%, 2020	2,535,000	2,557,488
GenOn Energy, Inc., 9.875%, 2020	1,530,000	1,537,650
NRG Energy, Inc., 7.375%, 2017	390,000	401,700
NRG Energy, Inc., 8.25%, 2020	1,325,000	1,338,250
System Energy Resources, Inc., 5.129%, 2014 (z)	765,319	787,070
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	630,000	532,350

		$19,607,355

Total Bonds		$588,665,443

Floating Rate Loans (g)(r) – 0.2%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$199,937	$180,443

Broadcasting – 0.0%
Gray Television, Inc., Term Loan B, 3.71%, 2014	$52,656	$48,707
Local TV Finance LLC, Term Loan B, 2.23%, 2013	40,995	37,870

		$86,577

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$29,726	$29,578

Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$63,660	$58,620

Gaming & Lodging – 0.1%
MGM Mirage, Term Loan, 7%, 2014	$464,788	$442,246

Utilities - Electric Power – 0.0%
Dynegy, Inc., 9.25%, 2017	$70,730	$68,387
Dynegy, Inc., 9.25%, 2017	106,095	103,796

		$172,183

Total Floating Rate Loans		$969,647

Convertible Preferred Stocks – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%, 2013	16,980	$676,993

Insurance – 0.1%
MetLife, Inc., 5%, 2014	7,190	$470,586

Total Convertible Preferred Stocks		$1,147,579

Common Stocks – 0.0%
Automotive – 0.0%
Accuride Corp. (a)	12,648	$106,623

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	3,053	$40,086
Golden Books Family Entertainment, Inc. (a)	3,683	0

		$40,086

Total Common Stocks		$146,709

Preferred Stocks – 0.4%
Other Banks & Diversified Financials – 0.4%
Ally Financial, Inc., 7% (n)	380	$289,144
Ally Financial, Inc., “A”, 8.5%	75,597	1,558,810
GMAC Capital Trust I, 8.125%	22,000	469,700

Total Preferred Stocks		$2,317,654

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 6.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	35,320,768	$35,320,768

Total Investments		$628,567,800

Other Assets, Less Liabilities – (17.2)%		(92,238,807)

Net Assets – 100.0%		$536,328,993

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $140,423,380, representing 26.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11 - 8/15/11	$780,648	$656,608
Academy Ltd., 9.25%, 2019	8/29/11	99,488	100,275
American Media, Inc., 13.5%, 2018	12/22/10	12,091	11,167
Anthracite Ltd., “A”, CDO, FRN, 0.575%, 2019	1/15/10	900,090	1,047,089
Anthracite Ltd., “BFL”, CDO, FRN, 1.216%, 2037	12/09/10	2,730,000	2,610,000
Audatex North America, Inc., 6.75%, 2018	6/10/11	95,000	93,338
B-Corp. Merger Sub, Inc., 8.25%, 2019	7/13/11	100,000	93,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.82%, 2040	3/01/06	829,156	459,513
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012	3/08/05	187,500	186,920
CDW LLC, 8.5%, 2019	8/05/11 - 8/11/11	423,052	422,013
Capsugel FinanceCo. SCA, 9.875%, 2019	7/20/11 - 8/30/11	682,292	661,940
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	8/24/11	215,336	229,225
CommScope, Inc., 8.25%, 2019	7/20/11 - 7/21/11	68,420	64,350
Credit Acceptance Corp., 9.125%, 2017	2/28/11	153,103	146,450
Dematic S.A., 8.75%, 2016	4/19/11	696,935	658,950
Dynacast International LLC, 9.25%, 2019	7/12/11 - 7/15/11	901,403	847,725
Examworks Group, Inc., 9%, 2019	7/14/11 - 7/15/11	423,785	395,850
Exopack Holding Corp., 10%, 2018	5/25/11	551,071	541,750
Heckler & Koch GmbH, 9.5%, 2018	5/06/11 - 7/11/11	1,075,221	873,967
Hillman Group, Inc., 10.875%, 2018	3/11/11	97,931	90,900
iGate Corp., 9%, 2016	7/26/11 - 8/17/11	963,958	933,660
Lawson Software, Inc., 11.5%, 2018	7/21/11 - 8/17/11	1,038,435	969,900
Level 3 Financing, Inc., 9.375%, 2019	8/31/11	105,263	102,900
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 2/16/11	1,158,808	1,125,795
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11 - 8/15/11	98,321	92,400
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	1,265,293	1,293,637
Navios South American Logistics, Inc., 9.25%, 2019	4/06/11 - 4/19/11	314,962	273,875
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	257,683	255,638

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017	7/22/11 - 7/25/11	235,545	221,375
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11 - 7/11/11	$387,234	$381,150
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,388,315	1,274,361
System Energy Resources, Inc., 5.129%, 2014	4/16/04	765,319	787,070
USI Holdings Corp., 9.75%, 2015	4/07/10	595,275	581,175
Univision Communications, Inc., 8.5%, 2021	7/26/11	190,236	162,450
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	595,000	559,300
Ziggo Bond Co. B.V., 8%, 2018	7/21/11 - 7/22/11	479,313	450,487

Total Restricted Securities			$19,656,203
% of Net assets			3.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,282,712	$289,144	$40,086	$3,611,942
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	19,275,702	—	19,275,702
Non-U.S. Sovereign Debt	—	112,504,182	—	112,504,182
Corporate Bonds	—	314,165,983	—	314,165,983
Residential Mortgage-Backed Securities	—	26,101,955	—	26,101,955
Commercial Mortgage-Backed Securities	—	30,545,774	—	30,545,774
Asset-Backed Securities (including CDOs)	—	5,519,301	—	5,519,301
Foreign Bonds	—	80,552,546	—	80,552,546
Floating Rate Loans	—	969,647	—	969,647
Mutual Funds	35,320,768	—	—	35,320,768

Total Investments	$38,603,480	$589,924,234	$40,086	$628,567,800

Other Financial Instruments
Futures	$(15,846)	$—	$—	$(15,846)
Forward Foreign Currency Exchange Contracts	—	(1,130,413)	—	(1,130,413)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/10	$0
Transfers into level 3	40,086

Balance as of 8/31/11	$40,086

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$615,623,280

Gross unrealized appreciation	$30,397,489
Gross unrealized depreciation	(17,452,969)

Net unrealized appreciation (depreciation)	$12,944,520

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Derivative Contracts at 8/31/11

Forward Foreign Currency Exchange Contracts at 8/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealised Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp	339,339	10/12/11	$424,785	$424,721	$64
BUY	BRL	HSBC Bank	2,209,000	10/11/11	1,358,548	1,378,070	19,522
SELL	CAD	UBS AG	558,510	10/12/11	580,735	569,774	10,961
BUY	CNY	Deutsche Bank AG	18,549,000	10/25/11	2,896,245	2,911,476	15,231
BUY	CNY	HSBC Bank	17,695,000	11/16/11	2,744,687	2,780,469	35,782
BUY	EUR	Brown Brothers Harriman	106,000	10/12/11	148,428	152,194	3,766
SELL	EUR	Barclays Bank PLC	195,781	10/12/11	281,343	281,101	242
SELL	EUR	Citibank N.A.	208,228	10/12/11	300,166	298,972	1,194
SELL	EUR	UBS AG	20,747,336	9/15/11	29,892,347	29,798,694	93,653
BUY	IDR	HSBC Bank	24,684,286,000	10/21/11	2,869,932	2,880,182	10,250
BUY	IDR	Merrill Lynch International Bank	735,563,000	9/6/11	85,750	86,202	452
SELL	IDR	JPMorgan Chase Bank N.A.	958,069,920	10/21/11	112,186	111,788	398
BUY	MYR	JPMorgan Chase Bank N.A.	4,159,000	9/19/11	1,377,380	1,392,838	15,458
BUY	NOK	Deutsche Bank AG	15,365,412	10/12/11	2,828,602	2,857,977	29,375
BUY	SGD	Barclays Bank PLC	5,466,000	10/12/11	4,469,995	4,539,588	69,593

							$305,941

Liability Derivatives
SELL	BRL	HSBC Bank	2,208,000	10/11/11	$1,351,698	$1,377,446	$(25,748)
BUY	EUR	Barclays Bank PLC	711,463	10/12/11	1,022,572	1,021,513	(1,059)
SELL	EUR	Barclays Bank PLC	168,919	10/12/11	242,282	242,532	(250)
SELL	EUR	Credit Suisse Group	450,533	10/12/11	635,178	646,871	(11,693)
SELL	EUR	UBS AG	4,365,069	10/12/11	6,245,451	6,267,326	(21,875)
SELL	GBP	Barclays Bank PLC	1,602,488	10/12/11	2,556,874	2,600,162	(43,288)
SELL	GBP	Deutsche Bank AG	1,492,488	10/12/11	2,381,623	2,421,679	(40,056)
BUY	IDR	JPMorgan Chase Bank N.A.	735,563,000	9/6/11	86,334	86,202	(132)
SELL	IDR	Barclays Bank PLC	23,934,548,000	10/21/11	2,754,263	2,792,702	(38,439)
SELL	IDR	JPMorgan Chase Bank N.A.	735,563,000	9/6/11	85,750	86,202	(452)
SELL	IDR	Merrill Lynch International Bank	735,563,000	9/6/11	85,800	86,202	(402)
SELL	JPY	HSBC Bank	1,573,953,942	10/12/11	19,392,745	20,562,392	(1,169,647)
SELL	NOK	Deutsche Bank AG	15,357,000	10/12/11	2,773,273	2,856,412	(83,139)
SELL	SEK	Deutsche Bank AG	2,931,458	10/12/11	461,074	461,248	(174)

							$(1,436,354)

Futures Contracts Outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	404	$52,128,625	December-2011	$4,899

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	23	$3,128,719	December-2011	$(20,745)

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Charter Income Trust

Supplemental Information (Unaudited) 8/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,055,511	138,850,435	(132,585,178)	35,320,768

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,431	$35,320,768

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2011, are as follows:

United States	63.4%
Japan	3.9%
Brazil	2.9%
Italy	2.9%
United Kingdom	2.6%
Canada	2.3%
Russia	2.0%
Germany	1.8%
Mexico	1.6%
Other Countries	16.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.